Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits

Note 16 — Retirement Benefits

RAI and certain of its subsidiaries sponsor a number of non-contributory defined benefit pension plans covering most of their employees, and also provide certain health and life insurance benefits for most of their retired employees and their dependents. These benefits are generally no longer provided to employees hired on or after January 1, 2004.

The changes in benefit obligations and plan assets, as well as the funded status of these plans at December 31 were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Obligation at beginning of year	$5,529	$5,270	$1,436	$1,351
Service cost	26	29	3	4
Interest cost	300	319	75	80
Actuarial loss	320	324	59	148
Plan amendments	—	—	(45)	(51)
Benefits paid	(397)	(410)	(94)	(97)
Settlements	(9)	—	—	—
Curtailment	—	(3)	—	1
One-time cost	(3)	—	—	—

Obligation at end of year	$5,766	$5,529	$1,434	$1,436

Change in plan assets:
Fair value of plan assets at beginning of year	$4,934	$4,054	$270	$270
Actual return on plan assets	362	479	1	31
Employer contributions	220	811	78	66
Benefits paid	(397)	(410)	(94)	(97)
Settlements	(9)	—	—	—

Fair value of plan assets at end of year	$5,110	$4,934	$255	$270

Funded status	$(656)	$(595)	$(1,179)	$(1,166)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets — other assets and deferred charges	7	3	—	—
Accrued benefit — other current liability	(9)	(18)	(74)	(78)
Accrued benefit — long-term retirement benefits	(654)	(580)	(1,105)	(1,088)

Net amount recognized	(656)	(595)	(1,179)	(1,166)
Accumulated other comprehensive loss	596	382	2	(23)

Net amounts recognized in the consolidated balance sheets	$(60)	$(213)	$(1,177)	$(1,189)

Amounts included in accumulated other comprehensive loss were as follows as of December 31:

	2011			2010
	Pension Benefits	Postretirement Benefits	Total	Pension Benefits	Postretirement Benefits	Total
Prior service cost (credit)	$26	$(135)	$(109)	$30	$(119)	$(89)
Net actuarial loss	570	137	707	352	96	448
Deferred income taxes	(245)	(23)	(268)	(160)	(13)	(173)

Accumulated other comprehensive loss	$351	$(21)	$330	$222	$(36)	$186

Changes in accumulated other comprehensive loss were as follows:

	2011			2010
	Pension Benefits	Postretirement Benefits	Total	Pension Benefits	Postretirement Benefits	Total
Prior service credit	$—	$(45)	$(45)	$—	$(51)	$(51)
Net actuarial loss	331	76	407	185	136	321
Amortization of prior service cost (credit)	(4)	29	25	(4)	24	20
One-time cost	(3)	—	(3)	—	—	—
MTM adjustment	(110)	(35)	(145)	(3)	(107)	(110)
Deferred income tax expense	(85)	(10)	(95)	(72)	(30)	(102)

Change in accumulated other comprehensive loss	$129	$15	$144	$106	$(28)	$78

The prior service credit in postretirement benefits in 2011 reflects the adoption of plan amendments resulting from workforce changes and plan design changes to conform with standard Medicare Part D market place offerings. The prior service credit in postretirement benefits in 2010 reflects a reduction in benefits paid for prescription drugs in the Medicare Part D coverage gap in order to take advantage of pharmaceutical rebates beginning in 2011 under health care reform and workforce changes.

In March 2010, the Patient Protection and Affordable Care Act, referred to as the PPACA, as amended by the Health Care and Reconciliation Act of 2010, was signed into law. The PPACA mandates health care reforms with staggered effective dates from 2010 to 2018. The additional postretirement liability resulting from the material impacts of the PPACA have been included in the accumulated postretirement benefit obligation at December 31, 2011. Given the complexity of the PPACA and the extended time period in which implementation is expected to occur, further adjustments to the accumulated postretirement benefit obligation may be necessary in the future.

	Pension Benefits		Postretirement
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	5.00%	5.66%	4.84%	5.52%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

The measurement date used for all plans was December 31.

The accumulated benefit obligation, which represents benefits earned to date, for all pension plans was $5,660 million and $5,410 million for the years ended December 31, 2011 and 2010, respectively.

Pension plans experiencing accumulated benefit obligations, which represent benefits earned to date, in excess of plan assets are summarized below:

	December 31,
	2011	2010
Projected benefit obligation	$5,737	$5,499
Accumulated benefit obligation	5,630	5,380
Plan assets	5,074	4,901

The components of the total benefit cost and assumptions are set forth below:

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Components of total benefit cost:
Service cost	$26	$29	$31	$3	$4	$4
Interest cost	300	319	319	75	80	80
Expected return on plan assets	(373)	(343)	(264)	(18)	(18)	(16)
Amortization of prior service cost (credit)	4	4	4	(29)	(24)	(24)
MTM adjustment	110	3	14	35	107	35
Curtailment	—	—	—	—	1	—
Special termination benefits	—	—	8	—	—	—
Settlements	—	—	1	—	—	—

Total benefit cost	$67	$12	$113	$66	$150	$79

RAI incurred special termination benefits due to changes in the organizational structure of RJR Tobacco and settlements due to early retirements under non-qualified pension plans. See note 5 for additional information regarding the restructuring.

The estimated prior service cost for pension plans that is expected to be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2012 is $4 million. The estimated prior service credit for the postretirement plans that is expected to be amortized from accumulated other comprehensive loss into net postretirement health-care costs during 2012 is $21 million.

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.66%	6.30%	6.40%	5.52%	6.20%	6.39%
Expected long-term return on plan assets	7.73%	8.24%	8.24%	7.00%	7.00%	6.80%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

RAI generally uses a hypothetical bond matching analysis to determine the discount rate. The discount rate modeling process involves selecting a portfolio of high quality corporate bonds whose cash flows, via coupons and maturities, match the projected cash flows of the obligations.

The overall expected long-term rate of return on assets assumptions for pension and postretirement assets are based on: (1) the target asset allocation for plan assets, (2) long-term capital markets forecasts for asset classes employed, and (3) excess return expectations of active management to the extent asset classes are actively managed.

For purposes of calculating the expected return on plan assets, RAI no longer uses an averaging technique for the market related value of plan assets, but instead uses the actual fair value of assets permitted under GAAP. In 2011, the combination of an increase in the fair value of plan assets, offset by a lower discount rate, resulted in an unfavorable change in funded status and a charge to accumulated other comprehensive loss. In 2010, the combination of an increase in the fair value of plan assets and lower prior services costs, offset by a lower discount rate, resulted in a favorable change in funded status and a charge to accumulated other comprehensive loss.

Plan assets are invested using active investment strategies and multiple investment management firms. Managers within each asset class cover a range of investment styles and approaches and are combined in a way that controls for capitalization, style biases, and interest rate exposures, while focusing primarily on security selection as a means to add value. Risk is controlled through diversification among asset classes, managers, styles and securities. Risk is further controlled both at the manager and asset class level by assigning excess return and tracking error targets against related benchmark indices. Investment manager performance is evaluated against these targets.

In 2010, RAI adopted a risk mitigating strategy which seeks to balance pension plan returns with a reasonable level of funded status volatility. Based on this framework, the asset allocation has two primary components. The first component is the “hedging portfolio,” which uses extended duration fixed income holdings and derivatives to match a portion of the interest rate risk associated with the benefit obligations, thereby reducing expected funded status volatility. The second component is the “return seeking portfolio,” which is designed to enhance portfolio returns. The return seeking portfolio is broadly diversified across asset classes.

Allowable investment types include domestic equity, international equity, global equity, fixed income, real estate, private equity, hedge funds, global tactical asset allocation and commodities. The range of allowable investment types utilized for pension assets provides enhanced returns and more widely diversifies the plan. Domestic equities are composed of common stocks of large, medium and small companies. International equities include equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-U.S. companies. Global equities include a combination of both U.S. and non-U.S. securities. Fixed income includes corporate debt obligations, fixed income securities issued or guaranteed by the U.S. government, and to a lesser extent by non-U.S. governments, mortgage backed securities, and dollar-denominated obligations issued in the United States by non-U.S. banks and corporations. Up to 15% of the fixed income assets can be in debt securities that are below investment grade. Real estate consists of publicly traded real estate investment trust securities and private real estate investments. Private equity consists of the unregistered securities of private and public companies. Hedge fund investments are diversified portfolios utilizing multiple strategies that invest primarily in public securities, including equities and fixed income. Global tactical asset allocation strategies evaluate relative value within and across asset categories and overweight the attractive markets/assets while simultaneously underweighting less attractive markets/assets. Once funded, commodities will utilize futures contracts to invest in a variety of energy, metal and agricultural goods.

For pension assets, futures and forward contracts are used for portfolio rebalancing and to approach fully invested portfolio positions. Otherwise, a small number of investment managers employ limited use of derivatives, including futures contracts, options on futures, forward contracts and interest rate swaps in place of direct investment in securities to gain efficient exposure to markets.

RAI’s pension and postretirement plans weighted-average asset allocations at December 31, 2011 and 2010, by asset category were as follows:

	Pension Plans
	2011 Target(1)	2011	2010 Target(1)	2010
Asset Category:
Domestic equities	9%	11%	27%	28%
International equities	11%	13%	13%	12%
Global equities	9%	6%	5%	7%
Fixed income	53%	55%	40%	38%
High yield fixed income	3%	3%	2%	3%
Hedge funds	4%	5%	7%	6%
Private equity	1%	1%	2%	1%
Real estate	4%	4%	2%	3%
Global tactical asset allocation	2%	2%	2%	2%
Commodities (2)	4%	—%	—%	—%

Total	100%	100%	100%	100%

(1)	Allows for a rebalancing range of up to 5 percentage points around target asset allocations.

(2)	Commodities were approved in December 2011 and are expected to be funded in 2012.

	Postretirement Plans
	2011 Target(1)	2011	2010 Target(1)	2010
Asset Category:
Domestic equities	21%	21%	42%	43%
International equities	21%	19%	16%	16%
Fixed income	58%	57%	39%	36%
Hedge funds	—%	—%	1%	1%
Cash and other	—%	3%	2%	4%

Total	100%	100%	100%	100%

(1)	Allows for a rebalancing range of up to 5 percentage points around target asset allocations.

RAI’s pension and postretirement plan assets, excluding uninvested cash and unsettled trades, carried at fair value on a recurring basis as of December 31, 2011, were as follows(1) :

Pension Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$765	$247	$—	$1,012
International equities	118	401	—	519
Global equities	322	—	—	322
Fixed income	40	2,082	36	2,158
High yield fixed income	—	144	—	144
Hedge funds	—	—	249	249
Private equity	—	—	46	46
Real estate	35	—	161	196
Global tactical asset allocation	—	91	—	91
Other	1	77	2	80

Total	$1,281	$3,042	$494	$4,817

Postretirement Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$—	$54	$—	$54
International equities	—	48	—	48
Fixed income	15	129	—	144
Other	—	6	—	6

Total	$15	$237	$—	$252

(1)	See note 1 for additional information on the fair value hierarchy.

RAI’s pension and postretirement plan assets carried at fair value on a recurring basis as of December 31, 2010, were as follows(1):

Pension Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$781	$246	$—	$1,027
International equities	126	468	—	594
Global equities	351	1	—	352
Fixed income	34	1,542	55	1,631
High yield fixed income	—	136	—	136
Hedge funds	—	2	274	276
Private equity	—	3	45	48
Real estate	46	20	90	156
Global tactical asset allocation	—	98	—	98
Other	4	564	3	571

Total	$1,342	$3,080	$467	$4,889

Postretirement Plans	Level 1	Level 2	Level 3	Total
Asset Category:
Domestic equities	$—	$115	$—	$115
International equities	—	44	—	44
Fixed income	1	95	—	96
Hedge funds	—	—	1	1
Real estate and other	—	14	—	14

Total	$1	$268	$1	$270

(1)	See note 1 for additional information on the fair value hierarchy.

Transfers of pension and postretirement plan assets in and out of Level 3 during 2011, by asset category were as follows:

	Balance as of January 1, 2011	Purchases, Sales, Issuances and Settlements (net)	Realized Gains	Unrealized Gains (Losses)	Transferred From Other Levels(1)	Balance as of December 31, 2011
Fixed income	$55	$(24)	$11	$(8)	$2	$36
Hedge funds	275	(19)	47	(54)	—	249
Private equity	45	(4)	4	1	—	46
Real estate	90	54	1	16	—	161
Other	3	—	(1)	—	—	2

Total	$468	$7	$62	$(45)	$2	$494

(1)	Transfers in and out of Level 3 occur using the fair value at the beginning of the period.

Transfers of pension and postretirement plan assets in and out of Level 3 during 2010, by asset category were as follows:

	Balance as of January 1, 2010	Purchases, Sales, Issuances and Settlements (net)	Realized Gains	Unrealized Gains (Losses)	Transferred From Other Levels	Balance as of December 31, 2010
Fixed income	$96	$(54)	$18	$(5)	$—	$55
Hedge funds	291	(33)	15	2	—	275
Private equity	43	(3)	1	4	—	45
Real estate	31	52	—	7	—	90
Other	3	—	—	—	—	3

Total	$464	$(38)	$34	$8	$—	$468

The fair value of pension and postretirement assets classified as fixed income and certain of those classified as real estate and hedge funds, classified as Level 3, was determined primarily using an income approach. This approach utilized the net asset value of the underlying investment fund adjusted for restrictions or illiquidity of the disposition of the interest, valuations provided by the fund’s cash flows, and the rights and obligations of the ownership interest of the fund.

The fair value of pension and postretirement assets classified as private equity and certain of those classified as real estate and hedge funds, classified as Level 3, was determined primarily using an income approach. The fair value was determined by qualified appraisers utilizing observable and unobservable data, including comparable transactions, the fair value of the underlying assets, discount rates, restrictions on disposing interests in the investment’s cash flows and other entity specific risk factors.

The fair value of pension and postretirement assets classified as other, classified as Level 3, was determined primarily using an income approach that utilized cash flow models and benchmarking strategies. This approach utilized observable inputs, including market-based interest rate curves, corporate credit spreads and corporate ratings. Additionally, unobservable factors incorporated into these models included default probability assumptions, potential recovery and discount rates.

Additional information relating to RAI’s significant postretirement plans is as follows:

	2011	2010
Weighted-average health-care cost trend rate assumed for the following year	12.94%	15.18%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018

Assumed health-care cost trend rates have a significant effect on the amounts reported for the health-care plans. A one-percentage-point change in assumed health-care cost trend rates would have had the following effects at December 31, 2011:

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on total of service and interest cost components	$4	$(4)
Effect on benefit obligation	75	(65)

During 2012, RAI expects to contribute approximately $309 million to its pension plans and expects payments related to its postretirement plans to be $70 million.

Estimated future benefits payments:

		Postretirement Benefits
Year	Pension Benefits	Gross Projected Benefit Payments Before Medicare Part D Subsidies	Expected Medicare Part D Subsidies	Net Projected Benefit Payments After Medicare Part D Subsidies
2012	$407	$109	$3	$106
2013	399	112	3	109
2014	395	113	4	109
2015	395	112	4	108
2016	397	111	4	107
2017-2021	1,951	530	26	504

RAI sponsors qualified defined contribution plans. The expense related to these plans was $37 million, $39 million and $40 million, in 2011, 2010 and 2009, respectively. Included in the plans is a non-leveraged employee stock ownership plan, which holds shares of the Reynolds Stock Fund. Participants can elect to contribute to the fund. Dividends paid on shares are reflected as a reduction of equity. All shares are considered outstanding for earnings per share computations.